SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)									3 Months Ended	6 Months Ended	12 Months Ended
		May 10, 2023	May 08, 2023	Mar. 09, 2023	Dec. 21, 2022	Oct. 06, 2022	Oct. 04, 2022	Oct. 04, 2022	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Apr. 08, 2023	Mar. 08, 2023	Jun. 30, 2021
Offering expenses													$ 2,550,000
Share based compensation shares granted						25,000
Stock compensation expense									$ 260,000	$ 260,000	$ 260,000
Payment of withholding taxes shares											1,386
Equity issuance costs											$ 518,914
Underwriting Agreement [Member] | March Shares [Member]
Warrants exercisable														569,560
Number of shares of stock issued				85,430
Series C Preferred Stock [Member]
Stock issued during period new issues, shares							2,363,003
Series C Preferred Stock [Member] | IFP Acquisition [Member]
Equity issuance costs							$ 806,397
Series C Preferred Stock [Member] | One Year Anniversary [Member]
Stock issued during period new issues, shares							500,000
Series C Preferred Stock [Member] | Stockholders [Member]
Shares outstanding		3,512,277
Converted into aggregate shares of common stock.		526,818
Warrant [Member] | Underwriting Agreement [Member]
Share price														$ 3.90
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Stock issued during period new issues, shares					176,462
Debt convertible per share					$ 0.15
Shares issues per share					$ 1.25
Conversion of shares					26,464
Series D Warrants [Member] | Securities Purchase Agreement [Member]
Stock issued during period new issues, shares					529,386
Shares issues per share					$ 0.05
Series B Warrants [Member]
Warrants											2,620
Lender Preferred Shares [Member] | Series C Preferred Stock [Member] | Stockholders [Member]
Shares outstanding		1,149,273
Closing Holdback Shares [Member] | Series C Preferred Stock [Member]
Shares outstanding			500,000
Converted into aggregate shares of common stock.			75,000
Closing Holdback Shares [Member] | Series C Preferred Stock [Member] | Stockholders [Member]
Shares outstanding		500,000
March Warrant [Member] | Underwriting Agreement [Member]
Warrants exercisable														170,868
Number of shares of stock issued				25,629
Warrant [Member]
Warrants exercise price													$ 4.875
Warrant [Member] | Underwriting Agreement [Member]
Warrants exercisable														32,750
Common Stock [Member]
Shares outstanding	[1]										2,330,399	744,495			679,106
Number of shares of stock issued	[1]										654,990
Warrants exercise price													$ 3.90
Stock issued during period new issues, shares								148,183
Series D Warrants [Member] | Securities Purchase Agreement [Member] | Winx Capital Pty Ltd [Member]
Warrants exercisable					1,324
Warrants exercise price					$ 10.40
Shares issues per share					$ 0.05
Class of Warrant or Right, Outstanding					26,469
Series D Warrant [Member] | Securities Purchase Agreement [Member]
Warrants exercisable					26,478
Warrants exercise price					$ 5.80
Warrants Common Stock March [Member]
Warrants											3,270
Warrants - Series A [Member]
Warrants											70,068	70,068
Warrants Issued to IPO [Member]
Warrants											3,177
Pre IPO Warrants [Member]
Warrants											136,834	136,834
Warrants Issued to LSBD [Member]
Warrants											150,000	150,000
Series D Warrants [Member]
Warrants											26,478
Warrants Issued to Winx [Member]
Warrants											1,324
Representatives Warrants [Member]
Warrants											32,750

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.